STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
STOCK BASED COMPENSATION
12. STOCK BASED COMPENSATION
Number of options outstanding:
2018 Equity Incentive Plan	7,401,677
Options granted not part of a shareholder approved plan	2,200,000

December 31, 2020	9,601,677

The Board of Directors approved the Company’s 2018 Equity Incentive Plan (the “2018 Plan”). The purpose of the 2018 Plan is to provide additional incentives to select persons who can make, are making, and continue to make substantial contributions to the growth and success of the Company, to attract and retain the employment and services of such persons, and to encourage and reward such contributions, by providing these individuals with an opportunity to acquire or increase stock ownership in the Company through either the grant of options or restricted stock. The 2018 Plan is administered by the Compensation Committee or such other committee as is appointed by the Board of Directors pursuant to the 2018 Plan (the “Committee”). The Committee has full authority to administer and interpret the provisions of the 2018 Plan including, but not limited to, the authority to make all determinations with regard to the terms and conditions of an award made under the 2018 Plan. The maximum number of shares that may be granted under the 2018 Plan is 8,000,000. This number is subject to adjustment to reflect changes in the capital structure or organization of the Company.

The following table reflects the stock options for year ended December 31, 2020 and 2019:

A summary of stock option activity is as follows:

	2020	2019

Number of options outstanding:
Beginning of year	6,939,178	5,901,678
Granted	2,825,000	1,325,000
Exercised, converted	-	-
Forfeited / exchanged / modification	(162,501)	(287,500)

End of year	9,601,677	6,939,178

Number of options exercisable at end of year	6,513,572	3,507,661
Number of options available for grant at end of year	598,323	1,060,822

Weighted average option prices per share:
Granted during the year	$0.30	$0.61
Exercised during the year	-	-
Terminated during the year	0.60	0.38
Outstanding at end of year	0.39	0.45
Exercisable at end of year	$0.40	$0.39

Stock-based compensation expense attributable to stock options, restricted stock awards and warrants was $787,358 for the year ended December 31, 2020. As of December 31, 2020, there was approximately $1,419,423 of unrecognized compensation expense related to unvested stock options, restricted stock awards and warrants outstanding, and the weighted average vesting period for those options and warrants was 5 years.

During the year ended December 31, 2020, the Company granted options to purchase 625,000 shares of common stock with an average vesting period of 3 years, an average expected life of 6.5 years and an average exercise price of $0.35 per common share. Total value was approximately $190,175.

On August 11, 2020, the Company issued an option to an employee to purchase up to 2,000,000 shares of common stock at a per common share price of $0.34 per common share and an average expected life of 6.5 years. The option vests over 5 years; 400,000 shares on the employees 12 month anniversary and vests the remaining 1,600,000 shares 1/48th per month over the following 48 months. Total value of this option was $597,214. These shares were not part of the Shareholder approved stock option plan and issued as an inducement of the employee.

On August 27, 2020, the Company issued an option to an employee to purchase up to 200,000 shares of common stock at a per common share price of $0.35 per common share and an average expected life of 6.5 years. The option vested immediately. Total value of this option was $61,172. These shares were not part of the Shareholder approved stock option plan and issued as an inducement of the employee.

During the year ended December 31, 2019, the Company granted options to purchase 1,325,000 shares of common stock with an average vesting period of 3 years, an average expected life of 6.5 years and an average exercise price of $0.61 per common share. Total value was approximately $755,000.

	2020	2019

Expected option life (years)	7.5	6.5
Expected stock price volatility	114-116%	137-145%
Expected dividend yield	—%	—%
Risk-free interest rate	2.07%	2.40-2.90%

During the year ended December 31, 2020, the Company issued a warrant to a related party consultant to purchase up to 750,000 shares of common stock at a per common share price of $0.625. The consulting contract is for eighteen months and the warrant term is eighteen months. The warrant vests immediately and the total value was approximately $174,000.

The Gamwell contract acquisition warrants remain outstanding. The warrant can be exercised for 122,752 of the Company’s common stock at an exercise price of $0.375 per share and expire April 23, 2028.